UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Limited Partners	Redemption-Exchange Units held by Brookfield Asset Management Inc.	Capital Limited Partners	Capital Redemption-Exchange Units held by Brookfield Asset Management Inc.	Retained earnings Limited Partners	Retained earnings Redemption-Exchange Units held by Brookfield Asset Management Inc.	Retained earnings Special Limited Partners	Ownership changes Limited Partners	Ownership changes Redemption-Exchange Units held by Brookfield Asset Management Inc.	Accumulated other comprehensive income (loss) Limited Partners [1]	Accumulated other comprehensive income (loss) Redemption-Exchange Units held by Brookfield Asset Management Inc. [1]	Capital	Interest of others in operating subsidiaries
Beginning balance at Dec. 31, 2019		$ 11,053	$ 2,116	$ 1,661	$ 2,331	$ 1,924	$ (217)	$ (209)	$ 0	$ 220	$ 210	$ (218)	$ (264)	$ 15	$ 7,261
Net income (loss)		115	(126)	(109)			(126)	(109)							350
Other comprehensive income (loss)		(740)	(99)	(85)								(99)	(85)		(556)
Comprehensive income (loss)		(625)	(225)	(194)			(126)	(109)				(99)	(85)		(206)
Contributions		473													473
Distributions	[2]	(757)	(10)	(8)			(10)	(8)							(739)
Ownership changes	[3]	(374)	(137)	(120)			3	2		(141)	(122)	1			(117)
Unit repurchases	[2]	(13)	(13)		(13)
Ending balance at Jun. 30, 2020		9,757	1,731	1,339	2,318	1,924	(350)	(324)	0	79	88	(316)	(349)	15	6,672
Beginning balance at Dec. 31, 2020		11,337	1,928	1,549	2,275	1,924	(235)	(222)	0	68	78	(180)	(231)	15	7,845
Net income (loss)		1,738	231	205			231	205	79						1,223
Other comprehensive income (loss)		216	39	36								39	36		141
Comprehensive income (loss)		1,954	270	241			231	205	79			39	36		1,364
Contributions		1,016													1,016
Distributions	[2]	(1,377)	(10)	(8)			(10)	(8)	(79)						(1,280)
Ownership changes	[3]	(1,857)	59	196			58	51		39	108	(38)	37		(2,112)
Unit repurchases	[2]	(17)	(17)		(17)
Acquisition of interest	[4]	140													140
Ending balance at Jun. 30, 2021		$ 11,196	$ 2,230	$ 1,978	$ 2,258	$ 1,924	$ 44	$ 26	$ 0	$ 107	$ 186	$ (179)	$ (158)	$ 15	$ 6,973

[1]	See Note 20 for additional information.
[2]	See Note 19 for additional information on distributions and for additional information on unit repurchases.
[3]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[4]	See Note 3 for additional information.